PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2019
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

11.       PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2018	2019

Computer equipment and application software	8,309	7,279
Furniture and vehicles	540	665
Leasehold improvements	1,053	1,204

	$9,902	$9,148
Less: Accumulated depreciation	$(8,347)	$(7,794)
Less: Accumulated impairment loss	—	(503)

Total property and equipment, net	$1,555	$851

Depreciation expense from continuing operations was $1,968,  $968 and $591 for the years ended December 31, 2017, 2018 and 2019. Depreciation expense from discontinued operation was $6,  $nil and $nil, for the years ended December 31, 2017, 2018 and 2019, respectively.

In May 2018, the Company sold its building located in Shanghai, China to a third party for a total consideration of $60,388 and recorded $25,928 gain on disposal of property and equipment for the year ended December 31, 2018.

Impairment loss of $nil, $nil and $503 was recorded for the year ended December 31, 2017, 2018 and 2019, respectively.